Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Jan. 30, 2018
Registrant Name	ADVISORS SERIES TRUST
Central Index Key	0001027596
Amendment Flag	false
Document Creation Date	Jan. 30, 2018
Document Effective Date	Jan. 30, 2018
Prospectus Date	Jan. 28, 2018
Poplar Forest Outliers Fund | Institutional Class
Prospectus:
Trading Symbol	IPFOX